Concentration Risks (Tables)	12 Months Ended
Mar. 31, 2025
Concentration Risks [Abstract]
Schedule of Major Distributors

Major distributors that make up 10% or more of revenue are as below:

	2025	2024	2023
Customer A	*	2,581,838	5,963,165
Customer B	*	2,002,134	*
Customer C	2,343,203	-	-
Total revenue	20,313,818	16,688,364	12,555,991

*	The revenue of this customer is not over 10% of total revenue of the Company.

Major suppliers that make up 10% or more of purchases are as below:

	2025	2024	2023
Supplier A	$-	-	1,400,450
Supplier B	2,455,561	2,794,019	*
Supplier C	2,234,603	*	-
Supplier D	2,021,643	*
Total purchase	$17,898,659	13,129,699	9,817,066

*	The purchase from this supplier is not over 10% of total purchase of the Company.